Inflation Protected Bond Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-21185
Registrant Name: T. Rowe Price Inflation Protected Bond Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21185

T. Rowe Price Inflation Protected Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Inflation Protected Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Inflation Protected Bond Fund

DB MASTER FINANCE LLC A2I NOTES DUE FEBRUARY 20, 2045 Meeting Date: MAR 12, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 233046AC5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

VERIZON COMMUNICATION 2.5 % SEPTEMBER 15, 2016 Meeting Date: JUL 30, 2014 Record Date: JUL 30, 2014 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBN3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange prior to the early deadline as a QIB	Management	N/A	Yes

END NPX REPORT